NOTE 8 – OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
NOTE 8 - OTHER CURRENT LIABILITIES - Other Current Liabilities
	December 31,	December 31,
	2021	2020
Accrued liabilities	$61,153	$6,789
Accrued interest	8,173	170,960
Salary payable - management	92,229	28,300
Employee benefits	105,221	181,231
Other current liabilities	40,273	26,396
Total Other Current Liabilities	$307,049	$413,676